LEASES - Minimum future lease payments (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Minimum future lease payments
Twelve months ending March 31, 2026	$ 1,287
Less: present value discount	(15)
Total operating lease liabilities	$ 1,272	$ 13,122